Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 19.5%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.811%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	$1,000	$ 921,416
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.486%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	2,000	1,893,962
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.491%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	1,000	946,080
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.076%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	1,921,422
Series 2014-4RA, Class D, 11.226%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,000	948,513
Series 2015-5A, Class DR, 12.279%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	961,751
Carlyle U.S. CLO Ltd., Series 2022-6A, Class DR, 10.075%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	1,000	1,009,592
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.221%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,440	1,419,511
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.829%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	956,100
Galaxy XXV CLO Ltd., Series 2018-25A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	1,250	1,214,409
Golub Capital Partners CLO 22B Ltd., Series 2015-22A, Class ER, 11.579%, (3 mo. SOFR + 6.262%), 1/20/31(1)(2)	2,000	1,978,856
Golub Capital Partners CLO 23M Ltd., Series 2015-23A, Class ER, 11.329%, (3 mo. SOFR + 6.012%), 1/20/31(1)(2)	2,000	1,953,194
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, 11.686%, (3 mo. SOFR + 6.362%), 4/25/29(1)(2)	3,000	2,964,354
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.499%, (3 mo. SOFR + 6.182%), 10/21/30(1)(2)	3,000	2,976,891
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	308	286,583
Octagon 68 Ltd., Series 2023-1A, Class D, 9.551%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	1,000	1,003,526
Palmer Square CLO Ltd., Series 2013-2A, Class DRR, 11.428%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	2,000	2,006,222
Regatta IX Funding Ltd., Series 2017-1A, Class E, 11.578%, (3 mo. SOFR + 6.262%), 4/17/30(1)(2)	2,000	1,953,770
Voya CLO Ltd., Series 2015-3A, Class DR, 11.779%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,741,922
Total Asset-Backed Securities (identified cost $29,579,035)		$ 29,058,074

Collateralized Mortgage Obligations — 15.8%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$465	$ 425,532
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	124	124,858
Series 2167, Class BZ, 7.00%, 6/15/29	112	113,647
Series 2182, Class ZB, 8.00%, 9/15/29	179	183,305
Series 4273, Class PU, 4.00%, 11/15/43	420	383,117
Series 5035, Class AZ, 2.00%, 11/25/50	556	271,482
Series 5327, Class B, 6.00%, 8/25/53	1,000	1,034,968
Interest Only:(4)
Series 362, Class C7, 3.50%, 9/15/47	998	179,274
Series 2631, Class DS, 1.64%, (6.986% - 30-day SOFR Average), 6/15/33(5)	139	3,268
Series 2770, Class SH, 1.64%, (6.986% - 30-day SOFR Average), 3/15/34(5)	469	54,606
Series 2981, Class CS, 1.26%, (6.606% - 30-day SOFR Average), 5/15/35(5)	242	16,271
Series 3114, Class TS, 1.19%, (6.536% - 30-day SOFR Average), 9/15/30(5)	393	15,794
Series 3339, Class JI, 1.13%, (6.476% - 30-day SOFR Average), 7/15/37(5)	779	77,995
Series 4109, Class ES, 0.69%, (6.036% - 30-day SOFR Average), 12/15/41(5)	31	3,351
Series 4163, Class GS, 0.74%, (6.086% - 30-day SOFR Average), 11/15/32(5)	1,210	77,470
Series 4169, Class AS, 0.79%, (6.136% - 30-day SOFR Average), 2/15/33(5)	641	39,197
Series 4203, Class QS, 0.79%, (6.136% - 30-day SOFR Average), 5/15/43(5)	642	42,655
Series 4370, Class IO, 3.50%, 9/15/41	62	1,444
Series 4497, Class CS, 0.74%, (6.086% - 30-day SOFR Average), 9/15/44(5)	165	3,096
Series 4507, Class EI, 4.00%, 8/15/44	764	92,693
Series 4629, Class QI, 3.50%, 11/15/46	505	99,949
Series 4644, Class TI, 3.50%, 1/15/45	404	57,327
Series 4744, Class IO, 4.00%, 11/15/47	477	94,325
Series 4749, Class IL, 4.00%, 12/15/47	373	73,934
Series 4768, Class IO, 4.00%, 3/15/48	441	87,910
Series 4772, Class PI, 4.00%, 1/15/48	319	63,674
Series 4966, Class SY, 0.591%, (5.936% - 30-day SOFR Average), 4/25/50(5)	1,766	226,101
Principal Only:(6)
Series 3309, Class DO, 0.00%, 4/15/37	399	312,905
Series 4478, Class PO, 0.00%, 5/15/45	168	124,143
Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	1	1,173
Series 1997-38, Class N, 8.00%, 5/20/27	49	50,701
Series 2007-74, Class AC, 5.00%, 8/25/37	442	445,062

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	$121	$ 117,484
Series 2012-134, Class ZT, 2.00%, 12/25/42	493	404,526
Series 2013-6, Class TA, 1.50%, 1/25/43	271	237,039
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(5)	867	498,553
Series 2017-15, Class LE, 3.00%, 6/25/46	44	42,283
Interest Only:(4)
Series 2004-46, Class SI, 0.541%, (5.886% - 30-day SOFR Average), 5/25/34(5)	270	10,415
Series 2005-17, Class SA, 1.241%, (6.586% - 30-day SOFR Average), 3/25/35(5)	421	39,613
Series 2006-42, Class PI, 1.131%, (6.476% - 30-day SOFR Average), 6/25/36(5)	567	54,474
Series 2006-44, Class IS, 1.141%, (6.486% - 30-day SOFR Average), 6/25/36(5)	517	45,716
Series 2007-50, Class LS, 0.991%, (6.336% - 30-day SOFR Average), 6/25/37(5)	428	38,672
Series 2008-26, Class SA, 0.741%, (6.086% - 30-day SOFR Average), 4/25/38(5)	543	54,350
Series 2008-61, Class S, 0.641%, (5.986% - 30-day SOFR Average), 7/25/38(5)	830	57,541
Series 2010-109, Class PS, 1.141%, (6.486% - 30-day SOFR Average), 10/25/40(5)	855	69,782
Series 2010-147, Class KS, 0.491%, (5.836% - 30-day SOFR Average), 1/25/41(5)	1,005	41,909
Series 2012-52, Class AI, 3.50%, 8/25/26	72	1,580
Series 2012-118, Class IN, 3.50%, 11/25/42	1,139	223,493
Series 2012-150, Class PS, 0.691%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,798	180,742
Series 2012-150, Class SK, 0.691%, (6.036% - 30-day SOFR Average), 1/25/43(5)	747	78,922
Series 2013-23, Class CS, 0.791%, (6.136% - 30-day SOFR Average), 3/25/33(5)	647	39,191
Series 2014-32, Class EI, 4.00%, 6/25/44	186	31,988
Series 2014-55, Class IN, 3.50%, 7/25/44	423	80,679
Series 2014-80, Class BI, 3.00%, 12/25/44	930	152,181
Series 2014-89, Class IO, 3.50%, 1/25/45	348	67,510
Series 2015-14, Class KI, 3.00%, 3/25/45	773	125,021
Series 2015-52, Class MI, 3.50%, 7/25/45	400	77,338
Series 2015-57, Class IO, 3.00%, 8/25/45	1,752	296,124
Series 2015-93, Class BS, 0.691%, (6.036% - 30-day SOFR Average), 8/25/45(5)	431	22,838
Series 2018-21, Class IO, 3.00%, 4/25/48	771	136,886
Series 2020-23, Class SP, 0.591%, (5.936% - 30-day SOFR Average), 2/25/50(5)	1,389	180,201
Series 2020-45, Class IJ, 2.50%, 7/25/50	1,940	274,641
Principal Only:(6) Series 2006-8, Class WQ, 0.00%, 3/25/36	377	305,258
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.209%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	$997	$ 984,072
Government National Mortgage Association:
Series 2021-160, Class NZ, 3.00%, 9/20/51	306	180,597
Series 2022-189, Class US, 3.134%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	274	277,157
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,046	1,104,537
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	1,039,376
Series 2023-97, Class CB, 6.00%, 7/20/53	1,000	1,034,561
Series 2023-115, Class AL, 6.00%, 8/20/53	500	519,215
Series 2023-149, Class S, 5.414%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	994	1,069,649
Series 2023-164, Class EL, 6.00%, 11/20/53	1,000	1,035,036
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,027,094
Series 2023-165, Class EY, 6.50%, 11/20/53	2,000	2,105,096
Series 2023-173, Class AX, 6.00%, 11/20/53	1,000	1,033,899
Series 2023-182, Class EL, 6.00%, 12/20/53	1,000	1,034,278
Interest Only:(4)
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(5)	789	33,264
Series 2020-146, Class IQ, 2.00%, 10/20/50	5,464	610,600
Series 2021-131, Class QI, 3.00%, 7/20/51	3,203	395,094
Series 2021-193, Class IU, 3.00%, 11/20/49	6,139	795,720
Series 2021-209, Class IW, 3.00%, 11/20/51	4,677	577,395
Total Collateralized Mortgage Obligations (identified cost $33,273,082)		$ 23,624,817

Commercial Mortgage-Backed Securities — 7.1%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(7)	$795	$ 269,268
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(7)	1,605	310,147
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.708%, 2/15/50(1)(7)	700	509,864
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.612%, 8/10/50(1)(7)	2,454	2,229,174
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.711%, 9/15/47(1)(7)	1,850	1,299,050
Series 2014-C25, Class D, 4.08%, 11/15/47(1)(7)	360	162,651
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.51%, 6/15/47(7)(8)	240	226,134
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	802,083
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	250	156,172

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	$1,000	$ 492,607
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.061%, 4/10/46(1)(7)	855	736,732
VMC Finance LLC, Series 2021-HT1, Class B, 9.949%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	1,000	970,660
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.085%, 7/15/46(1)(7)	2,000	554,547
Series 2015-C31, Class D, 3.852%, 11/15/48	922	727,769
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	792,576
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	317,522
Total Commercial Mortgage-Backed Securities (identified cost $14,182,422)		$ 10,556,956

Common Stocks — 0.5%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(9)(10)	2,596	$ 54,516
Phoenix Services International LLC(9)(10)	2,365	22,468
Phoenix Services International LLC(9)(10)	216	2,052
		$ 79,036
Electronics/Electrical — 0.0%(11)
Skillsoft Corp.(9)(10)	585	$ 8,202
		$ 8,202
Entertainment — 0.0%(11)
New Cineworld Ltd.(9)(10)	2,436	$ 36,845
		$ 36,845
Health Care — 0.1%
Akorn Holding Co. LLC(9)(10)(12)	6,053	$ 0
Envision Parent, Inc.(9)(10)	10,840	113,820
		$ 113,820
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(9)(10)	17,110	$ 141,157
Serta SSB Equipment Co.(9)(10)(12)	17,110	0
		$ 141,157
Investment Companies — 0.0%
Jubilee Topco Ltd., Class A(9)(10)(12)	79,130	$ 0
		$ 0
Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(9)(10)	2,249	$ 186,386
		$ 186,386
Oil and Gas — 0.0%(11)
AFG Holdings, Inc.(9)(10)(12)	3,122	$ 6,868
McDermott International Ltd.(9)(10)	12,407	3,123
		$ 9,991
Pharmaceuticals — 0.1%
Covis Midco 1 SARL, Class A(9)(10)	88	$ 44
Covis Midco 1 SARL, Class B(9)(10)	88	45
Covis Midco 1 SARL, Class C(9)(10)	88	45
Covis Midco 1 SARL, Class D(9)(10)	88	45
Covis Midco 1 SARL, Class E(9)(10)	88	45
Mallinckrodt International Finance SA(9)(10)	5,076	187,812
		$ 188,036
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(9)(10)(12)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $1,093,183)		$ 763,473

Corporate Bonds — 11.9%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.5%
Bombardier, Inc., 7.875%, 4/15/27(1)	$136	$ 135,941
Rolls-Royce PLC, 5.75%, 10/15/27(1)	200	200,297
TransDigm, Inc.:
4.625%, 1/15/29	100	93,613
4.875%, 5/1/29	150	140,362
6.25%, 3/15/26(1)	179	177,928
		$ 748,141
Automotive — 0.6%
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	$116	$ 115,138
8.50%, 5/15/27(1)	642	641,444
Ford Motor Co., 4.75%, 1/15/43	224	184,801
		$ 941,383

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 447,655
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	192	187,858
		$ 635,513
Business Equipment and Services — 0.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	$250	$ 236,195
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	185	181,089
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	460	455,964
		$ 873,248
Cable and Satellite Television — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$75	$ 66,699
5.50%, 5/1/26(1)	500	495,776
		$ 562,475
Chemicals — 0.1%
W.R. Grace Holdings LLC, 5.625%, 8/15/29(1)	$100	$ 88,258
		$ 88,258
Commercial Services — 0.2%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 281,212
		$ 281,212
Computers — 0.4%
McAfee Corp., 7.375%, 2/15/30(1)	$200	$ 181,459
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	362	359,414
		$ 540,873
Distribution & Wholesale — 0.1%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$172	$ 167,900
		$ 167,900
Drugs — 0.2%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(13)	$500	$ 329,882
		$ 329,882
Ecological Services and Equipment — 0.3%
Covanta Holding Corp., 5.00%, 9/1/30	$200	$ 170,458
GFL Environmental, Inc., 4.75%, 6/15/29(1)	238	223,671
		$ 394,129
Security	Principal Amount (000's omitted)	Value
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$291	$ 271,181
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	189	174,327
		$ 445,508
Engineering & Construction — 0.2%
VM Consolidated, Inc., 5.50%, 4/15/29(1)	$370	$ 353,222
		$ 353,222
Entertainment — 0.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	$200	$ 207,150
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	325	333,733
Churchill Downs, Inc., 5.75%, 4/1/30(1)	100	96,821
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	150	142,427
		$ 780,131
Financial Intermediaries — 0.3%
Ford Motor Credit Co. LLC:
3.625%, 6/17/31	$206	$ 177,354
4.125%, 8/17/27	300	285,118
		$ 462,472
Financial Services — 0.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(14)	$1,060	$ 937,974
		$ 937,974
Health Care — 1.2%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	$170	$ 172,987
LifePoint Health, Inc., 5.375%, 1/15/29(1)	547	432,996
Medline Borrower LP, 5.25%, 10/1/29(1)	500	466,650
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	259,710
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	365,418
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	150	131,217
		$ 1,828,978
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$400	$ 358,077
		$ 358,077
Leisure Goods/Activities/Movies — 0.7%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$200	$ 198,405

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies (continued)
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$375	$ 369,709
Viking Cruises Ltd., 5.875%, 9/15/27(1)	540	521,046
		$ 1,089,160
Media — 0.0%(11)
iHeartCommunications, Inc.:
6.375%, 5/1/26	$27	$ 23,304
8.375%, 5/1/27	49	30,484
		$ 53,788
Metals/Mining — 0.3%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$112	$ 112,422
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	173	170,807
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	150	145,504
		$ 428,733
Nonferrous Metals/Minerals — 0.4%
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	$200	$ 197,814
New Gold, Inc., 7.50%, 7/15/27(1)	381	379,482
		$ 577,296
Oil and Gas — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$ 250,829
Permian Resources Operating LLC, 7.75%, 2/15/26(1)	750	762,519
Petroleos Mexicanos:
5.35%, 2/12/28	30	26,326
6.35%, 2/12/48	71	43,891
6.50%, 3/13/27	101	94,775
6.875%, 8/4/26	367	358,184
		$ 1,536,524
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	$100	$ 99,337
Cheniere Energy Partners LP, 4.50%, 10/1/29	71	67,791
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	150	151,701
		$ 318,829
Publishing — 0.1%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	$134	$ 126,961
		$ 126,961
Security	Principal Amount (000's omitted)	Value
Radio and Television — 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	$150	$ 143,719
		$ 143,719
Real Estate Investment Trusts (REITs) — 0.0%(11)
VICI Properties LP/VICI Note Co., Inc., 5.75%, 2/1/27(1)	$44	$ 43,923
		$ 43,923
Retail — 0.3%
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$44	$ 47,288
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	400	369,083
		$ 416,371
Retailers (Except Food and Drug) — 0.3%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$500	$ 483,721
		$ 483,721
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 233,020
		$ 233,020
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$160	$ 143,091
		$ 143,091
Telecommunications — 0.5%
Ciena Corp., 4.00%, 1/31/30(1)	$100	$ 92,218
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	200	195,615
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	200	192,803
Sprint Capital Corp., 6.875%, 11/15/28	191	206,481
Viasat, Inc., 5.625%, 4/15/27(1)	19	17,858
		$ 704,975
Utilities — 0.5%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 237,934
4.625%, 2/1/29(1)	250	231,355
5.25%, 6/1/26(1)	25	24,610

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc., 3.375%, 2/15/29(1)	$200	$ 176,602
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	70	67,528
		$ 738,029
Total Corporate Bonds (identified cost $17,472,547)		$ 17,767,516

Senior Floating-Rate Loans — 34.4%(15)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28	153	$ 153,866
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28	66	65,943
		$ 219,809
Airlines — 0.2%
Mileage Plus Holdings LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27	88	$ 90,284
SkyMiles IP Ltd., Term Loan, 9.068%, (SOFR + 3.75%), 10/20/27	225	230,414
		$ 320,698
Apparel & Luxury Goods — 0.1%
Gloves Buyer, Inc., Term Loan, 10.447%, (SOFR + 5.00%), 12/29/27	100	$ 99,003
		$ 99,003
Auto Components — 0.9%
Adient U.S. LLC, Term Loan, 8.083%, (SOFR + 2.75%), 1/31/31	79	$ 79,573
Autokiniton U.S. Holdings, Inc., Term Loan, 9.45%, (SOFR + 4.00%), 4/6/28	171	170,945
Clarios Global LP, Term Loan, 8.333%, (SOFR + 3.00%), 5/6/30	324	324,694
DexKo Global, Inc., Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28	123	122,267
Garrett LX I SARL, Term Loan, 8.824%, (SOFR + 3.25%), 4/30/28	98	98,076
Garrett Motion, Inc., Term Loan, 9.813%, (SOFR + 4.50%), 4/30/28	107	107,411
LTI Holdings, Inc., Term Loan, 10.197%, (SOFR + 4.75%), 7/24/26	24	23,361
Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
RealTruck Group, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 1/31/28	195	$ 191,841
Term Loan, 10.447%, (SOFR + 5.00%), 1/31/28	100	98,625
TI Group Automotive Systems LLC, Term Loan, 8.697%, (SOFR + 3.25%), 12/16/26	62	61,782
		$ 1,278,575
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 8.074%, (SOFR + 2.75%), 1/22/31	768	$ 768,338
MajorDrive Holdings IV LLC:
Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28	73	72,725
Term Loan, 10.998%, (SOFR + 5.50%), 6/1/29	221	222,168
		$ 1,063,231
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/24/27	146	$ 136,588
City Brewing Co. LLC, Term Loan, 9.078%, (SOFR + 3.50%), 4/5/28	98	74,563
		$ 211,151
Biotechnology — 0.0%(11)
Alkermes, Inc., Term Loan, 7.951%, (SOFR + 2.50%), 3/12/26	67	$ 67,292
		$ 67,292
Building Products — 0.4%
Gardner Denver, Inc., Term Loan, 7.183%, (SOFR + 1.75%), 3/1/27	163	$ 163,355
Ingersoll-Rand Services Co., Term Loan, 7.183%, (SOFR + 1.75%), 3/1/27	37	36,704
LHS Borrower LLC, Term Loan, 10.183%, (SOFR + 4.75%), 2/16/29	122	114,628
Oscar AcquisitionCo LLC, Term Loan, 9.948%, (SOFR + 4.50%), 4/29/29	123	122,694
Standard Industries, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 9/22/28	155	155,104
		$ 592,485
Capital Markets — 1.0%
Advisor Group, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 8/17/28	169	$ 168,912
Aretec Group, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 8/9/30	290	290,206

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Brookfield Property REIT, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 8/27/25		103	$ 102,518
EIG Management Co. LLC, Term Loan, 9.183%, (SOFR + 3.75%), 2/22/25		47	47,125
FinCo I LLC, Term Loan, 8.313%, (SOFR + 3.00%), 6/27/29		174	174,542
Franklin Square Holdings LP, Term Loan, 7.683%, (SOFR + 2.25%), 8/1/25		71	71,062
Hudson River Trading LLC, Term Loan, 8.447%, (SOFR + 3.00%), 3/20/28		341	338,427
LPL Holdings, Inc., Term Loan, 7.206%, (SOFR + 1.75%), 11/12/26		192	192,192
Victory Capital Holdings, Inc., Term Loan, 7.679%, (SOFR + 2.25%), 7/1/26		123	122,966
			$ 1,507,950
Chemicals — 1.7%
Aruba Investments Holdings LLC, Term Loan, 9.433%, (SOFR + 4.00%), 11/24/27		97	$ 96,501
CPC Acquisition Corp., Term Loan, 9.36%, (SOFR + 3.75%), 12/29/27		109	88,905
Gemini HDPE LLC, Term Loan, 8.574%, (SOFR + 3.00%), 12/31/27		109	108,628
INEOS Enterprises Holdings II Ltd., Term Loan, 7.955%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	25	27,091
INEOS Quattro Holdings U.K. Ltd., Term Loan, 9.683%, (SOFR + 4.25%), 4/2/29		391	391,000
INEOS U.S. Finance LLC:
Term Loan, 8.933%, (SOFR + 3.50%), 2/18/30		124	123,170
Term Loan, 9.183%, (SOFR + 3.75%), 11/8/27		496	493,908
Lonza Group AG, Term Loan, 9.373%, (SOFR + 3.93%), 7/3/28		269	250,104
Momentive Performance Materials, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 3/29/28		124	122,305
Nouryon Finance BV, Term Loan, 9.467%, (SOFR + 4.00%), 4/3/28		163	163,185
Olympus Water U.S. Holding Corp., Term Loan, 9.953%, (SOFR + 4.60%), 11/9/28		349	349,889
Tronox Finance LLC, Term Loan, 8.082%, (SOFR + 2.50%), 3/10/28(16)		208	207,894
W.R. Grace & Co.-Conn., Term Loan, 9.36%, (SOFR + 3.75%), 9/22/28		147	147,291
			$ 2,569,871
Commercial Services & Supplies — 1.1%
Albion Financing 3 SARL, Term Loan, 10.827%, (SOFR + 5.25%), 8/17/26		221	$ 221,786
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC, Term Loan, 9.183%, (SOFR + 3.75%), 5/12/28		459	$ 453,673
EnergySolutions LLC, Term Loan, 9.313%, (SOFR + 4.00%), 9/20/30		147	146,849
Garda World Security Corp., Term Loan, 9.725%, (SOFR + 4.25%), 10/30/26		170	170,702
GFL Environmental, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 5/31/27		111	111,201
LABL, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 10/29/28		98	93,492
Monitronics International, Inc., Term Loan, 13.074%, (SOFR + 7.50%), 6/30/28		143	143,655
Phoenix Services International LLC, Term Loan, 11.437%, (SOFR + 6.10%), 6/30/28		29	26,931
Tempo Acquisition LLC, Term Loan, 8.083%, (SOFR + 2.75%), 8/31/28		124	123,793
TruGreen LP, Term Loan, 9.433%, (SOFR + 4.00%), 11/2/27		97	93,908
			$ 1,585,990
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III BV, Term Loan, 8.598%, (SOFR + 3.25%), 10/28/30		150	$ 150,406
			$ 150,406
Containers & Packaging — 0.7%
Berlin Packaging LLC, Term Loan, 9.223%, (SOFR + 3.75%), 3/11/28(16)		171	$ 170,329
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.108%, (SOFR + 3.68%), 4/13/29		74	73,520
Pregis TopCo Corp., Term Loan, 9.083%, (SOFR + 3.75%), 7/31/26		96	96,173
Pretium Packaging LLC, Term Loan - Second Lien, 11.356%, (SOFR + 6.00%), 9.953% cash, 1.403% PIK, 10/2/28		92	76,025
Proampac PG Borrower LLC, Term Loan, 9.821%, (SOFR + 4.50%), 9/15/28		175	175,510
Reynolds Group Holdings, Inc.:
Term Loan, 8.697%, (SOFR + 3.25%), 2/5/26		124	124,566
Term Loan, 8.697%, (SOFR + 3.25%), 9/24/28		146	146,478
Trident TPI Holdings, Inc., Term Loan, 9.61%, (SOFR + 4.00%), 9/15/28		122	122,100
			$ 984,701
Distributors — 0.1%
Parts Europe SA, Term Loan, 2/3/31(17)	EUR	200	$ 216,894
			$ 216,894

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Consumer Services — 0.3%
Belron Finance U.S. LLC, Term Loan, 7.448%, (SOFR + 2.00%), 4/13/28	122	$ 121,771
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30	200	200,030
Wand NewCo 3, Inc., Term Loan, 1/30/31(17)	175	175,342
		$ 497,143
Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, 10.814%, (SOFR + 5.50%), 8/15/28	205	$ 186,490
GEE Holdings 2 LLC:
Term Loan, 13.46%, (SOFR + 8.00%), 3/24/25	32	28,816
Term Loan - Second Lien, 13.71%, (SOFR + 9.75%), 5.46% cash, 8.25% PIK, 3/23/26	73	43,724
Virgin Media Bristol LLC, Term Loan, 8.698%, (SOFR + 3.25%), 1/31/29	175	173,857
		$ 432,887
Electrical Equipment — 0.5%
Brookfield WEC Holdings, Inc., Term Loan, 8.086%, (SOFR + 2.75%), 1/17/31	759	$ 756,040
		$ 756,040
Electronic Equipment, Instruments & Components — 0.8%
Chamberlain Group, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 11/3/28	221	$ 218,280
Term Loan, 11/3/28(17)	175	173,669
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28	147	143,322
II-VI Incorporated, Term Loan, 8.197%, (SOFR + 2.75%), 7/2/29	132	131,564
Mirion Technologies, Inc., Term Loan, 8.36%, (SOFR + 2.75%), 10/20/28	84	83,615
Robertshaw U.S. Holding Corp.:
Term Loan, 13.43%, (SOFR + 8.00%), 2/28/27	0(18)	28
Term Loan, 13.43%, (SOFR + 8.00%), 8.43% cash, 5.00% PIK, 2/28/27	152	152,706
Term Loan - Second Lien, 12.448%, (SOFR + 7.00%), 2/28/27	141	116,682
Verifone Systems, Inc., Term Loan, 9.641%, (SOFR + 4.00%), 8/20/25	166	159,512
		$ 1,179,378
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 12.121%, (SOFR + 8.00%), 3/28/24(12)(19)	12	$ 9,256
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services (continued)
Ameriforge Group, Inc.: (continued)
Term Loan, 18.36%, (SOFR + 13.00%), 13.36% cash, 5.00% PIK, 3/28/24(12)		91	$ 72,885
Lealand Finance Co. BV, Term Loan, 9.447%, (SOFR + 4.00%), 6.447% cash, 3.00% PIK, 6/30/25		31	13,159
			$ 95,300
Engineering & Construction — 0.2%
Aegion Corp., Term Loan, 9.587%, (SOFR + 4.25%), 5/17/28		73	$ 73,425
American Residential Services LLC, Term Loan, 9.11%, (SOFR + 3.50%), 10/15/27		97	96,879
Northstar Group Services, Inc., Term Loan, 10.947%, (SOFR + 5.50%), 11/12/26		185	184,970
			$ 355,274
Entertainment — 0.2%
Crown Finance U.S., Inc., Term Loan, 13.947%, (SOFR + 8.50%), 6.947% cash, 7.00% PIK, 7/31/28		54	$ 54,783
Renaissance Holding Corp., Term Loan, 10.083%, (SOFR + 4.75%), 4/5/30		150	149,905
Vue International Bidco PLC:
Term Loan, 12.13%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	12	12,567
Term Loan, 12.63%, (6 mo. EURIBOR + 8.50%), 6.13% cash, 6.50% PIK, 12/31/27	EUR	83	30,416
			$ 247,671
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc.:
Term Loan, 7.197%, (1 mo. USD LIBOR + 1.75%), 1/2/26		118	$ 117,628
Term Loan, 7.587%, (SOFR + 2.25%), 1/31/31		150	149,766
			$ 267,394
Financial Services — 0.4%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(13)		254	$ 27,945
GTCR W Merger Sub LLC, Term Loan, 1/31/29(17)		425	425,228
NCR Atleos LLC, Term Loan, 10.163%, (SOFR + 4.75%), 3/27/29(16)		200	200,562
			$ 653,735
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.447%, (SOFR + 2.00%), 9/13/26		186	$ 186,332
			$ 186,332

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Food Products — 0.2%
Froneri International Ltd., Term Loan, 7.683%, (SOFR + 2.25%), 1/29/27	290	$ 289,444
		$ 289,444
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II LLC, Term Loan, 10.154%, (SOFR + 4.50%), 8/2/28	123	$ 117,600
Journey Personal Care Corp., Term Loan, 9.701%, (SOFR + 4.25%), 3/1/28	171	167,568
		$ 285,168
Health Care Providers & Services — 1.7%
AEA International Holdings (Lux) SARL, Term Loan, 8.819%, (SOFR + 3.50%), 9/7/28	147	$ 147,276
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.348%, (SOFR + 8.00%), 1/15/26	146	124,449
Cano Health LLC, Term Loan, 9.463%, (SOFR + 4.00%), 11/23/27(16)	75	31,407
CHG Healthcare Services, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 9/29/28	147	146,337
CNT Holdings I Corp., Term Loan, 8.827%, (SOFR + 3.50%), 11/8/27	97	97,189
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(13)	109	41,236
Electron BidCo, Inc., Term Loan, 8.447%, (SOFR + 3.00%), 11/1/28	123	122,813
Ensemble RCM LLC, Term Loan, 8.317%, (SOFR + 3.00%), 8/1/29	230	230,447
IVC Acquisition Ltd., Term Loan, 10.886%, (SOFR + 5.50%), 11/17/28	150	150,438
Medical Solutions Holdings, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 11/1/28	197	178,048
National Mentor Holdings, Inc.:
Term Loan, 9.186%, (SOFR + 3.75%), 3/2/28(16)	318	290,731
Term Loan, 9.198%, (SOFR + 3.75%), 3/2/28	9	8,667
Phoenix Guarantor, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 3/5/26	263	262,229
Radnet Management, Inc., Term Loan, 8.574%, (SOFR + 3.00%), 4/21/28	140	140,716
Select Medical Corp., Term Loan, 8.333%, (SOFR + 3.00%), 3/6/27	372	371,870
Surgery Center Holdings, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 12/19/30	195	195,672
		$ 2,539,525
Health Care Technology — 0.8%
Imprivata, Inc., Term Loan, 9.087%, (SOFR + 3.75%), 12/1/27	170	$ 170,533
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology (continued)
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 12/18/28	147	$ 124,532
Navicure, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 10/22/26	241	241,746
PointClickCare Technologies, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 12/29/27	97	97,432
Project Ruby Ultimate Parent Corp., Term Loan, 8.697%, (SOFR + 3.25%), 3/10/28	170	169,641
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27	146	133,005
Verscend Holding Corp., Term Loan, 9.447%, (SOFR + 4.00%), 8/27/25	311	311,995
		$ 1,248,884
Hotels, Restaurants & Leisure — 2.0%
1011778 BC Unlimited Liability Co., Term Loan, 7.583%, (SOFR + 2.25%), 9/20/30	844	$ 841,143
Caesars Entertainment, Inc., Term Loan, 1/24/31(17)	325	324,864
Carnival Corp., Term Loan, 8.697%, (SOFR + 3.25%), 10/18/28	368	367,959
ClubCorp Holdings, Inc., Term Loan, 10.61%, (SOFR + 5.00%), 9/18/26	252	248,721
Fertitta Entertainment LLC, Term Loan, 9.333%, (SOFR + 4.00%), 1/27/29	225	224,855
Flutter Financing BV, Term Loan, 7.698%, (SOFR + 2.25%), 11/25/30	450	449,344
IRB Holding Corp., Term Loan, 8.206%, (SOFR + 2.75%), 12/15/27	243	242,694
Playa Resorts Holding BV, Term Loan, 8.582%, (SOFR + 3.25%), 1/5/29	198	198,113
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.833%, (SOFR + 2.50%), 8/25/28	122	122,188
		$ 3,019,881
Household Durables — 0.3%
ACProducts, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 5/17/28	268	$ 232,647
Serta Simmons Bedding, Inc., Term Loan, 12.963%, (SOFR + 7.50%), 6/29/28	252	237,583
		$ 470,230
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 9.36%, (SOFR + 3.75%), 12/22/26	194	$ 194,288
		$ 194,288

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Term Loan, 7.587%, (SOFR + 2.25%), 7/31/30	159	$ 158,484
		$ 158,484
Industrials Conglomerates — 0.2%
Kohler Energy Co. LLC, Term Loan, 1/30/31(17)	325	$ 316,875
		$ 316,875
Insurance — 1.3%
Alliant Holdings Intermediate LLC, Term Loan, 8.833%, (SOFR + 3.50%), 11/6/30	122	$ 122,242
AmWINS Group, Inc., Term Loan, 7.697%, (SOFR + 2.25%), 2/19/28	606	604,270
AssuredPartners, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 2/12/27	24	23,960
HUB International Ltd., Term Loan, 8.574%, (SOFR + 3.25%), 6/20/30	545	509,660
NFP Corp., Term Loan, 8.697%, (SOFR + 3.25%), 2/16/27	48	47,646
Ryan Specialty Group LLC, Term Loan, 8.083%, (SOFR + 2.75%), 9/1/27	266	266,495
USI, Inc., Term Loan, 8.348%, (SOFR + 3.00%), 11/22/29	375	375,159
		$ 1,949,432
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26	92	$ 91,952
Match Group, Inc., Term Loan, 7.27%, (SOFR + 1.75%), 2/13/27	100	99,875
		$ 191,827
IT Services — 2.4%
Asurion LLC:
Term Loan, 8.697%, (SOFR + 3.25%), 12/23/26	485	$ 483,825
Term Loan, 8.697%, (SOFR + 3.25%), 7/31/27	39	38,393
Term Loan, 9.433%, (SOFR + 4.00%), 8/19/28	220	217,158
Term Loan - Second Lien, 10.697%, (SOFR + 5.25%), 1/31/28	50	48,000
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28	439	426,136
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27	826	804,250
Go Daddy Operating Co. LLC, Term Loan, 7.333%, (SOFR + 2.00%), 11/9/29	577	576,760
Informatica LLC, Term Loan, 8.197%, (SOFR + 2.75%), 10/27/28	368	368,391
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Rackspace Technology Global, Inc., Term Loan, 8.208%, (SOFR + 2.75%), 2/15/28		444	$ 191,735
Sedgwick Claims Management Services, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 2/24/28		167	166,960
Skopima Merger Sub, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 5/12/28		220	219,095
			$ 3,540,703
Leisure Products — 0.2%
Amer Sports OYJ, Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 3/30/26	EUR	263	$ 284,570
			$ 284,570
Life Sciences Tools & Services — 0.6%
Catalent Pharma Solutions, Inc., Term Loan, 7.451%, (SOFR + 2.00%), 2/22/28		144	$ 141,906
IQVIA, Inc., Term Loan, 7.348%, (SOFR + 2.00%), 1/2/31		200	200,584
Packaging Coordinators Midco, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27		219	218,612
Sotera Health Holdings LLC, Term Loan, 8.197%, (SOFR + 2.75%), 12/11/26		100	99,958
Star Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 9/27/30		200	195,698
			$ 856,758
Machinery — 1.4%
Alliance Laundry Systems LLC, Term Loan, 8.927%, (SOFR + 3.50%), 10/8/27(16)		156	$ 156,146
American Trailer World Corp., Term Loan, 9.183%, (SOFR + 3.75%), 3/3/28		34	33,407
Apex Tool Group LLC, Term Loan, 10.687%, (SOFR + 5.25%), 2/8/29		263	233,829
Conair Holdings LLC, Term Loan, 9.197%, (SOFR + 3.75%), 5/17/28		220	214,400
CPM Holdings, Inc., Term Loan, 9.853%, (SOFR + 4.50%), 9/28/28		47	46,619
EMRLD Borrower LP, Term Loan, 8.313%, (SOFR + 3.00%), 5/31/30		175	174,843
Filtration Group Corp., Term Loan, 8.947%, (SOFR + 3.50%), 10/21/28		98	97,799
Gates Global LLC, Term Loan, 7.933%, (SOFR + 2.50%), 3/31/27		287	286,775
Icebox Holdco III, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 12/22/28		123	122,228
SPX Flow, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/5/29		174	174,446

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Titan Acquisition Ltd., Term Loan, 8.447%, (SOFR + 3.00%), 3/28/25	401	$ 400,562
Vertical U.S. Newco, Inc., Term Loan, 9.081%, (SOFR + 3.50%), 7/30/27	194	193,851
		$ 2,134,905
Media — 0.4%
Gray Television, Inc.:
Term Loan, 7.967%, (SOFR + 2.50%), 1/2/26	85	$ 84,972
Term Loan, 8.467%, (SOFR + 3.00%), 12/1/28	147	146,147
Hubbard Radio LLC, Term Loan, 9.70%, (SOFR + 4.25%), 3/28/25	72	55,972
iHeartCommunications, Inc., Term Loan, 8.447%, (SOFR + 3.00%), 5/1/26	67	58,500
Magnite, Inc., Term Loan, 10.54%, (SOFR + 5.00%), 4/28/28(16)	98	97,804
Sinclair Television Group, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 9/30/26	96	93,883
		$ 537,278
Metals/Mining — 0.2%
PMHC II, Inc., Term Loan, 9.723%, (SOFR + 4.25%), 4/23/29	198	$ 189,808
Zekelman Industries, Inc., Term Loan, 7.448%, (SOFR + 2.00%), 1/24/27	119	119,527
		$ 309,335
Oil, Gas & Consumable Fuels — 0.4%
Freeport LNG Investments LLP, Term Loan, 9.079%, (SOFR + 3.50%), 12/21/28	97	$ 96,300
Matador Bidco SARL, Term Loan, 9.933%, (SOFR + 4.50%), 10/15/26	131	131,702
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.708%, (SOFR + 3.25%), 10/5/28	146	146,057
UGI Energy Services LLC, Term Loan, 8.683%, (SOFR + 3.25%), 2/22/30	218	217,944
		$ 592,003
Personal Products — 0.2%
HLF Financing SARL, Term Loan, 7.947%, (SOFR + 2.50%), 8/18/25	130	$ 129,773
Sunshine Luxembourg VII SARL, Term Loan, 8.948%, (SOFR + 3.50%), 10/1/26	146	146,118
		$ 275,891
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals — 0.9%
Bausch Health Cos., Inc., Term Loan, 10.687%, (SOFR + 5.25%), 2/1/27		389	$ 307,580
Elanco Animal Health, Inc., Term Loan, 7.203%, (SOFR + 1.75%), 8/1/27		269	264,903
Jazz Financing Lux SARL, Term Loan, 8.447%, (SOFR + 3.00%), 5/5/28		220	219,694
Mallinckrodt International Finance SA:
Term Loan, 12.833%, (SOFR + 7.50%), 11/14/28		70	77,765
Term Loan - Second Lien, 14.833%, (SOFR + 9.50%), 11/14/28		396	425,868
			$ 1,295,810
Professional Services — 1.3%
AlixPartners LLP, Term Loan, 8.197%, (SOFR + 2.75%), 2/4/28		219	$ 218,995
Camelot U.S. Acquisition LLC, Term Loan, 8.083%, (SOFR + 2.75%), 1/25/31		345	344,436
CoreLogic, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28		389	374,568
Deerfield Dakota Holding LLC, Term Loan, 9.098%, (SOFR + 3.75%), 4/9/27		314	308,480
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28		220	188,596
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 6.28%, (3 mo. EURIBOR + 2.38%), 7/15/25	EUR	111	120,206
Trans Union LLC, Term Loan, 7.701%, (SOFR + 2.25%), 12/1/28		183	182,836
Wood Mackenzie Ltd., Term Loan, 1/31/31(17)		175	174,562
			$ 1,912,679
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.197%, (SOFR + 2.75%), 8/21/25		19	$ 19,225
Term Loan, 8.683%, (SOFR + 3.25%), 1/31/30		405	402,316
Term Loan, 9.333%, (SOFR + 4.00%), 1/31/30		167	166,375
			$ 587,916
Road & Rail — 0.4%
Grab Holdings, Inc., Term Loan, 9.947%, (SOFR + 4.50%), 1/29/26		153	$ 152,694
Kenan Advantage Group, Inc., Term Loan, 9.086%, (SOFR + 3.75%), 1/25/29		340	338,970
Uber Technologies, Inc., Term Loan, 8.135%, (SOFR + 2.75%), 3/3/30		88	87,960
			$ 579,624

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Altar Bidco, Inc., Term Loan, 8.41%, (SOFR + 3.10%), 2/1/29	172	$ 172,339
Ultra Clean Holdings, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 8/27/25	151	151,223
		$ 323,562
Software — 6.0%
Applied Systems, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/18/26	673	$ 675,366
AppLovin Corp., Term Loan, 8.433%, (SOFR + 3.10%), 8/16/30	207	207,527
AQA Acquisition Holding, Inc., Term Loan, 9.824%, (SOFR + 4.25%), 3/3/28	122	121,621
Astra Acquisition Corp.:
Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28	148	90,240
Term Loan - Second Lien, 14.485%, (SOFR + 8.88%), 10/25/29	250	104,558
Banff Merger Sub, Inc., Term Loan, 9.583%, (SOFR + 4.25%), 12/29/28	342	342,434
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29	323	323,503
CentralSquare Technologies LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25	193	188,805
Ceridian HCM Holding, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 4/30/25	213	213,765
Cloud Software Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 3/30/29(16)	223	219,359
Cloudera, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 10/8/28	492	488,058
Constant Contact, Inc., Term Loan, 9.588%, (SOFR + 4.00%), 2/10/28	270	264,049
Cornerstone OnDemand, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 10/16/28	197	191,465
Delta TopCo, Inc.:
Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27	219	218,372
Term Loan - Second Lien, 12.621%, (SOFR + 7.25%), 12/1/28	300	300,906
E2open LLC, Term Loan, 8.947%, (SOFR + 3.50%), 2/4/28	122	122,081
ECI Macola Max Holding LLC, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/27	194	194,146
Epicor Software Corp.:
Term Loan, 8.697%, (SOFR + 3.25%), 7/30/27	96	96,322
Term Loan, 9.083%, (SOFR + 3.75%), 7/30/27	125	125,891
GoTo Group, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 8/31/27	267	133,708
Greeneden U.S. Holdings II LLC, Term Loan, 9.447%, (SOFR + 4.00%), 12/1/27	121	121,515
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Ivanti Software, Inc., Term Loan, 9.839%, (SOFR + 4.25%), 12/1/27	213	$ 203,603
Magenta Buyer LLC:
Term Loan, 10.574%, (SOFR + 5.00%), 7/27/28	288	188,814
Term Loan - Second Lien, 13.824%, (SOFR + 8.25%), 7/27/29	75	27,188
Marcel LUX IV SARL, Term Loan, 9.82%, (SOFR + 4.50%), 11/11/30	175	175,911
Maverick Bidco, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 5/18/28	122	121,928
McAfee LLC, Term Loan, 9.203%, (SOFR + 3.75%), 3/1/29	394	391,230
Open Text Corp., Term Loan, 8.183%, (SOFR + 2.75%), 1/31/30	184	184,382
Polaris Newco LLC, Term Loan, 9.574%, (SOFR + 4.00%), 6/2/28	367	358,086
Proofpoint, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 8/31/28	368	365,701
RealPage, Inc., Term Loan, 8.447%, (SOFR + 3.00%), 4/24/28	391	383,069
Sabre GLBL, Inc., Term Loan, 9.683%, (SOFR + 4.25%), 6/30/28	175	159,979
SolarWinds Holdings, Inc., Term Loan, 8.586%, (SOFR + 3.25%), 2/5/27	248	248,745
SS&C European Holdings SARL, Term Loan, 7.197%, (SOFR + 1.75%), 4/16/25	121	121,130
SS&C Technologies, Inc., Term Loan, 7.197%, (SOFR + 1.75%), 4/16/25	128	128,176
Ultimate Software Group, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 5/4/26	606	606,731
Term Loan, 9.163%, (SOFR + 3.75%), 5/4/26	239	239,600
Veritas U.S., Inc., Term Loan, 10.447%, (SOFR + 5.00%), 9/1/25	387	335,386
		$ 8,983,350
Specialty Retail — 0.9%
Great Outdoors Group LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/6/28	388	$ 387,849
Hoya Midco LLC, Term Loan, 8.563%, (SOFR + 3.25%), 2/3/29	74	74,011
Les Schwab Tire Centers, Term Loan, 8.708%, (SOFR + 3.25%), 11/2/27	437	437,081
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28	165	164,019
PetSmart, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 2/11/28	219	218,667
		$ 1,281,627

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors — 1.0%
Foundation Building Materials Holding Co. LLC, Term Loan, 1/29/31(17)	175	$ 174,380
Park River Holdings, Inc., Term Loan, 8.843%, (SOFR + 3.25%), 12/28/27	97	94,615
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28	584	522,633
SRS Distribution, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28	146	145,722
White Cap Buyer LLC, Term Loan, 9.083%, (SOFR + 3.75%), 10/19/27	315	314,683
Windsor Holdings III LLC, Term Loan, 9.848%, (SOFR + 4.50%), 8/1/30	175	175,049
		$ 1,427,082
Transportation Infrastructure — 0.1%
Brown Group Holding LLC, Term Loan, 8.183%, (SOFR + 2.75%), 6/7/28	184	$ 182,959
		$ 182,959
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, 10.469%, (SOFR + 5.15%), 5/25/27	117	$ 112,013
		$ 112,013
Total Senior Floating-Rate Loans (identified cost $52,872,793)		$ 51,421,313

Sovereign Government Bonds — 15.7%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.5%
Albania Government International Bonds:
3.50%, 11/23/31(14)	EUR	100	$ 95,650
5.90%, 6/9/28(14)	EUR	627	695,840
			$ 791,490
Angola — 0.1%
Angola Government International Bonds, 8.75%, 4/14/32(14)		230	$ 198,167
			$ 198,167
Security	Principal Amount* (000's omitted)		Value
Argentina — 0.2%
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(3)		200	$ 67,068
3.625% to 7/9/24, 7/9/35(3)		200	67,138
4.25% to 7/9/24, 1/9/38(3)		500	193,467
			$ 327,673
Bahrain — 0.5%
Bahrain Government International Bonds:
5.625%, 9/30/31(14)		350	$ 326,619
6.75%, 9/20/29(14)		200	201,306
7.375%, 5/14/30(14)		200	206,824
			$ 734,749
Barbados — 0.2%
Barbados Government International Bonds, 6.50%, 10/1/29(1)		385	$ 366,515
			$ 366,515
Benin — 0.5%
Benin Government International Bonds:
4.875%, 1/19/32(14)	EUR	241	$ 212,419
4.95%, 1/22/35(14)	EUR	100	85,129
6.875%, 1/19/52(14)	EUR	445	379,367
			$ 676,915
Chile — 0.6%
Chile Government International Bonds:
2.45%, 1/31/31		200	$ 173,979
2.55%, 7/27/33		550	454,532
3.50%, 4/15/53		340	250,720
			$ 879,231
Colombia — 0.3%
Colombia Government International Bonds:
3.25%, 4/22/32		420	$ 330,113
4.125%, 5/15/51		200	126,581
			$ 456,694
Costa Rica — 0.1%
Costa Rica Government International Bonds, 6.55%, 4/3/34(14)		200	$ 205,226
			$ 205,226

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Croatia — 0.1%
Croatia Government International Bonds, 1.75%, 3/4/41(14)	EUR	100	$ 81,841
			$ 81,841
Dominican Republic — 0.4%
Dominican Republic International Bonds:
5.875%, 1/30/60(14)		191	$ 162,698
6.00%, 7/19/28(14)		200	201,660
6.40%, 6/5/49(14)		160	148,173
6.85%, 1/27/45(14)		150	147,073
			$ 659,604
Ecuador — 0.2%
Ecuador Government International Bonds, 2.50%, 7/31/40(14)		1,260	$ 349,488
			$ 349,488
Egypt — 0.3%
Egypt Government International Bonds:
8.50%, 1/31/47(14)		318	$ 195,395
8.70%, 3/1/49(14)		200	124,126
8.875%, 5/29/50(14)		200	126,024
			$ 445,545
El Salvador — 0.4%
El Salvador Government International Bonds:
5.875%, 1/30/25(14)		148	$ 140,970
6.375%, 1/18/27(14)		219	196,279
7.65%, 6/15/35(14)		10	7,872
8.25%, 4/10/32(14)		299	257,439
			$ 602,560
Ethiopia — 0.2%
Ethiopia International Bonds, 6.625%, 12/11/24(13)(14)		400	$ 274,578
			$ 274,578
Ghana — 0.4%
Ghana Government International Bonds:
7.625%, 5/16/29(13)(14)		200	$ 89,318
7.75%, 4/7/29(13)(14)		290	129,703
8.125%, 3/26/32(13)(14)		290	129,073
8.627%, 6/16/49(13)(14)		320	140,190
8.875%, 5/7/42(13)(14)		290	128,311
			$ 616,595
Security	Principal Amount* (000's omitted)		Value
Guatemala — 0.1%
Guatemala Government Bonds, 5.375%, 4/24/32(14)		200	$ 192,006
			$ 192,006
Hungary — 0.4%
Hungary Government International Bonds:
2.125%, 9/22/31(14)		310	$ 248,491
6.25%, 9/22/32(1)(14)		400	418,459
			$ 666,950
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(14)		368	$ 304,923
			$ 304,923
Ivory Coast — 0.8%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(14)	EUR	325	$ 276,624
6.875%, 10/17/40(14)	EUR	512	463,072
8.25%, 1/30/37(14)		392	391,412
			$ 1,131,108
Jordan — 0.1%
Jordan Government International Bonds, 7.375%, 10/10/47(14)		200	$ 170,797
			$ 170,797
Kazakhstan — 0.2%
Kazakhstan Government International Bonds, 6.50%, 7/21/45(14)		210	$ 232,807
			$ 232,807
Kenya — 0.1%
Republic of Kenya Government International Bonds, 7.25%, 2/28/28(14)		200	$ 179,787
			$ 179,787
Lebanon — 0.0%(11)
Lebanon Government International Bonds:
5.80%, 4/14/20(13)(14)		20	$ 1,159
6.10%, 10/4/22(13)(14)		337	19,558
6.15%, 6/19/20(13)		26	1,495
6.375%, 3/9/20(13)		385	22,138
6.40%, 5/26/23(13)		6	345
6.65%, 11/3/28(13)(14)		65	3,881
6.85%, 5/25/29(13)		2	118

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
8.20%, 5/17/33(13)		70	$ 4,153
8.25%, 5/17/34(13)		58	3,482
			$ 56,329
Mexico — 0.8%
Mexico Government International Bonds:
4.875%, 5/19/33		451	$ 431,272
5.00%, 4/27/51		400	339,610
5.40%, 2/9/28		415	423,290
			$ 1,194,172
Nigeria — 0.7%
Nigeria Government International Bonds:
7.375%, 9/28/33(14)		440	$ 363,013
7.625%, 11/28/47(14)		200	151,797
7.696%, 2/23/38(14)		403	318,929
8.25%, 9/28/51(14)		200	158,914
			$ 992,653
North Macedonia — 0.5%
North Macedonia Government International Bonds:
1.625%, 3/10/28(14)	EUR	370	$ 347,863
6.96%, 3/13/27(14)	EUR	345	391,882
			$ 739,745
Oman — 0.5%
Oman Government International Bonds:
5.375%, 3/8/27(14)		200	$ 200,625
6.25%, 1/25/31(14)		200	207,338
7.375%, 10/28/32(14)		351	391,298
			$ 799,261
Panama — 0.5%
Panama Bonos del Tesoro, 6.375%, 7/25/33(1)(14)		20	$ 18,726
Panama Government International Bonds:
3.16%, 1/23/30		200	167,872
6.70%, 1/26/36		622	599,861
			$ 786,459
Paraguay — 0.2%
Paraguay Government International Bonds, 4.95%, 4/28/31(14)		259	$ 250,129
			$ 250,129
Security	Principal Amount* (000's omitted)		Value
Peru — 0.4%
Peru Government International Bonds:
2.783%, 1/23/31		150	$ 130,556
3.00%, 1/15/34		360	301,336
3.30%, 3/11/41		170	129,680
			$ 561,572
Romania — 0.4%
Romania Government International Bonds:
1.75%, 7/13/30(14)	EUR	192	$ 170,314
2.75%, 2/26/26(14)	EUR	84	89,478
3.375%, 1/28/50(14)	EUR	150	111,619
6.625%, 9/27/29(14)	EUR	160	186,196
			$ 557,607
Serbia — 0.3%
Serbia International Bonds, 2.125%, 12/1/30(14)		605	$ 483,584
			$ 483,584
Sri Lanka — 0.6%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(13)(14)		370	$ 194,919
6.20%, 5/11/27(13)(14)		650	334,659
6.85%, 11/3/25(13)(14)		704	368,917
			$ 898,495
Suriname — 1.3%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)(20)		1,556	$ 1,332,733
9.00%, 12/31/50(1)(7)		797	537,975
			$ 1,870,708
Turkey — 0.8%
Turkiye Government International Bonds:
4.25%, 4/14/26		835	$ 797,462
6.75%, 5/30/40		402	350,259
			$ 1,147,721
Ukraine — 0.2%
Ukraine Government International Bonds:
0.00%, GDP-Linked, 8/1/41(13)(14)(21)		83	$ 38,500
7.75%, 9/1/24(13)(14)		376	112,548
7.75%, 9/1/25(13)(14)		100	27,680
7.75%, 9/1/28(13)(14)		200	51,116
			$ 229,844

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
United Arab Emirates — 0.7%
Finance Department Government of Sharjah:
4.375%, 3/10/51(14)	670	$ 462,918
6.50%, 11/23/32(1)(14)	540	558,285
		$ 1,021,203
Uruguay — 0.3%
Uruguay Government International Bonds:
4.375%, 1/23/31	150	$ 148,179
5.10%, 6/18/50	210	204,876
5.75%, 10/28/34	140	149,928
		$ 502,983
Uzbekistan — 0.3%
Republic of Uzbekistan International Bonds:
4.75%, 2/20/24(14)	240	$ 239,930
5.375%, 2/20/29(14)	200	186,904
		$ 426,834
Venezuela — 0.1%
Venezuela Government International Bonds:
7.00%, 3/31/38(13)(14)	60	$ 9,191
7.65%, 4/21/25(13)(14)	108	16,193
8.25%, 10/13/24(13)(14)	164	24,241
9.00%, 5/7/23(13)(14)	49	7,161
9.25%, 9/15/27(13)	116	21,124
9.25%, 5/7/28(13)(14)	130	22,089
9.375%, 1/13/34(13)	20	3,579
11.75%, 10/21/26(13)(14)	25	4,543
11.95%, 8/5/31(13)(14)	25	4,661
		$ 112,782
Zambia — 0.2%
Zambia Government International Bonds, 5.375%, 9/20/22(13)(14)	577	$ 328,780
		$ 328,780
Total Sovereign Government Bonds (identified cost $24,342,143)		$ 23,506,110

Sovereign Loans — 0.9%
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 0.9%
Government of the United Republic of Tanzania, Term Loan, 12.174%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	$1,288	$ 1,295,818
Total Sovereign Loans (identified cost $1,288,235)		$ 1,295,818

U.S. Government Agency Mortgage-Backed Securities — 16.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.391%, (COF + 1.254%), 1/1/35(22)	$155	$ 151,669
5.00%, 8/1/52	2,406	2,383,815
6.00%, 3/1/29	401	408,157
6.15%, 7/20/27	39	39,424
6.50%, 7/1/32	263	269,332
7.00%, 4/1/36	298	310,656
7.50%, 11/17/24	4	4,400
9.00%, 3/1/31	3	2,907
Federal National Mortgage Association:
5.00%, with various maturities to 2040	574	582,096
5.386%, (6 mo. RFUCCT + 1.541%), 9/1/37(22)	118	118,877
5.50%, with various maturities to 2033	389	396,764
6.342%, (COF + 2.004%), 7/1/32(22)	81	82,873
6.50%, with various maturities to 2036	639	660,352
7.00%, with various maturities to 2037	246	254,768
Government National Mortgage Association:
4.50%, 10/15/47	117	114,813
5.00%, 6/20/52	1,913	1,905,617
5.50%, 30-Year, TBA(23)	6,200	6,249,736
5.50%, with various maturities to 2062	884	892,950
6.00%, 30-Year, TBA(23)	7,000	7,110,344
6.00%, with various maturities to 2054	749	764,612
6.50%, 30-Year, TBA(23)	300	306,829
6.50%, 1/20/54	500	515,726
7.50%, 8/15/25	10	10,354
8.00%, 3/15/34	194	199,881
8.50%, 1/20/49	1,169	1,198,142

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(23)	$300	$ 301,207
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $25,568,418)		$ 25,236,301

Short-Term Investments — 5.4%
Affiliated Fund — 4.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(24)	7,373,514	$ 7,373,514
Total Affiliated Fund (identified cost $7,373,514)		$ 7,373,514

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/1/24	$167	$ 167,000
0.00%, 2/22/24	164	163,497
0.00%, 2/29/24(25)	169	168,309
0.00%, 3/21/24(25)	167	165,804
Total U.S. Treasury Obligations (identified cost $664,611)		$ 664,610
Total Short-Term Investments (identified cost $8,038,125)		$ 8,038,124
Total Investments — 128.1% (identified cost $207,709,983)		$191,268,502
Less Unfunded Loan Commitments — (0.0)%(11)		$ (1,073)
Net Investments — 128.1% (identified cost $207,708,910)		$191,267,429
Other Assets, Less Liabilities — (28.1)%		$(41,974,432)
Net Assets — 100.0%		$149,292,997

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $57,814,022 or 38.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at January 31, 2024.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2024.
(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Non-income producing security.
(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(11)	Amount is less than 0.05% or (0.05)%, as applicable.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $15,751,906 or 10.6% of the Fund's net assets.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(17)	This Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined.
(18)	Principal amount is less than $500.
(19)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2024 the total value of unfunded loan commitment is $859.
(20)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(21)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2024.
(23)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(24)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	725,205	USD	786,508	3/20/24	$(1,221)
EUR	78,028	USD	86,125	3/20/24	(1,632)
USD	1,818,320	EUR	1,647,388	3/20/24	34,450
USD	849,644	EUR	769,773	3/20/24	16,098
USD	750,413	EUR	679,870	3/20/24	14,217
USD	692,323	EUR	627,240	3/20/24	13,117
USD	466,851	EUR	422,965	3/20/24	8,845
USD	205,580	EUR	189,556	3/20/24	319
USD	2,660	EUR	2,410	3/20/24	51
					$84,244

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,507,065	EUR	1,362,717	Standard Chartered Bank	2/2/24	$34,377	$ —
EUR	48,000	USD	52,788	Citibank, N.A.	2/9/24	—	(900)
USD	52,700	EUR	48,000	Citibank, N.A.	2/9/24	812	—
USD	114,664	EUR	105,461	HSBC Bank USA, N.A.	2/9/24	659	—
						$35,848	$(900)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	66	Long	3/28/24	$ 7,153,781	$ 71,158
U.S. 10-Year Treasury Note	24	Long	3/19/24	2,695,874	70,857
U.S. Ultra 10-Year Treasury Note	10	Long	3/19/24	1,168,750	41,282
Euro-Bobl	(14)	Short	3/7/24	(1,793,336)	(20,782)
Euro-Bund	(3)	Short	3/7/24	(440,439)	(9,435)
Euro-Buxl	(4)	Short	3/7/24	(594,644)	(21,366)
U.S. 2-Year Treasury Note	(4)	Short	3/28/24	(822,625)	(7,937)
U.S. 5-Year Treasury Note	(33)	Short	3/28/24	(3,576,891)	(75,883)
U.S. 10-Year Treasury Note	(18)	Short	3/19/24	(2,021,907)	(45,682)
U.S. Long Treasury Bond	(3)	Short	3/19/24	(367,031)	(21,962)
U.S. Ultra-Long Treasury Bond	(21)	Short	3/19/24	(2,713,594)	(119,740)
					$(139,490)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 2,518	1.00% (pays quarterly)(1)	1.37%	12/20/28	$ (37,550)	$ 86,572	$ 49,022
Colombia	5,000	1.00% (pays quarterly)(1)	1.70	12/20/28	(145,868)	266,098	120,230
Croatia	5,000	1.00% (pays quarterly)(1)	0.85	12/20/28	39,777	(42,807)	(3,030)
Hungary	2,200	1.00% (pays quarterly)(1)	1.30	12/20/28	(26,241)	45,994	19,753
Indonesia	3,000	1.00% (pays quarterly)(1)	0.75	12/20/28	36,985	(17,593)	19,392
Mexico	2,500	1.00% (pays quarterly)(1)	0.89	12/20/28	14,777	20,801	35,578

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	$ 350	1.00% (pays quarterly)(1)	1.90%	12/20/28	$ (13,122)	$ 10,765	$ (2,357)
Peru	2,000	1.00% (pays quarterly)(1)	0.69	12/20/28	30,290	(16,074)	14,216
Romania	4,000	1.00% (pays quarterly)(1)	1.54	12/20/28	(88,810)	97,736	8,926
Total	$26,568				$(189,762)	$451,492	$261,730
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$1,050	1.00% (pays quarterly)(1)	2.10%	12/20/31	$ (72,724)	$119,981	$ 47,257
Ivory Coast	Barclays Bank PLC	588	1.00% (pays quarterly)(1)	2.32	6/20/27	(23,140)	51,605	28,465
Ivory Coast	Deutsche Bank AG	1,525	1.00% (pays quarterly)(1)	2.28	6/20/27	(58,034)	133,895	75,861
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	1.41	12/20/31	(17,821)	24,243	6,422
Total		$3,851				$(171,719)	$329,724	$158,005
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $30,419,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $9,050,510, which represents 6.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.51%, 6/15/47	$219,763	$ —	$ —	$ —	$6,149	$226,134	$2,947	$240,000
Series 2016-C29, Class D, 3.00%, 5/15/49	724,848	—	—	—	75,774	802,083	8,961	1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	165,101	—	—	—	(9,330)	156,172	2,524	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	523,854	—	—	—	(33,153)	492,607	10,187	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	4,286,237	25,411,130	(22,323,853)	—	—	7,373,514	96,165	7,373,514
Total				$ —	$39,440	$9,050,510	$120,784
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 29,058,074	$ —	$ 29,058,074
Collateralized Mortgage Obligations	—	23,624,817	—	23,624,817
Commercial Mortgage-Backed Securities	—	10,556,956	—	10,556,956
Common Stocks	8,202	748,403	6,868	763,473
Corporate Bonds	—	17,767,516	—	17,767,516
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	51,338,099	82,141	51,420,240
Sovereign Government Bonds	—	23,506,110	—	23,506,110
Sovereign Loans	—	1,295,818	—	1,295,818
U.S. Government Agency Mortgage-Backed Securities	—	25,236,301	—	25,236,301
Short-Term Investments:
Affiliated Fund	7,373,514	—	—	7,373,514
U.S. Treasury Obligations	—	664,610	—	664,610
Total Investments	$7,381,716	$183,796,704	$ 89,009	$191,267,429
Forward Foreign Currency Exchange Contracts	$ —	$ 122,945	$ —	$ 122,945
Futures Contracts	183,297	—	—	183,297
Swap Contracts	—	121,829	—	121,829
Total	$7,565,013	$184,041,478	$ 89,009	$191,695,500
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (3,753)	$ —	$ (3,753)
Futures Contracts	(322,787)	—	—	(322,787)
Swap Contracts	—	(483,310)	—	(483,310)
Total	$ (322,787)	$ (487,063)	$ —	$ (809,850)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.